SUPPLEMENTAL CASH FLOW INFORMATION (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-cash Investing and Financing Activities [Abstract]
Unpaid acquisition of PPE		$ 20,043,792	$ 15,470,394	$ 12,524,749
Principal payment of financial lease	[1]	$ 7,492,491	$ 5,844,723	$ 6,113,542

[1]	Cancelled through compensation with trade receivables with the creditor. See Note 13.